Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482 8260

www.eatonvance.com

February 27, 2024

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Form N-1A Filing for Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”)

Amendment No. 26 (File No. 811-09837) (the “Amendment”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective Registration Statement on Form N-1A under the 1940 Act. The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s Amendment No. 25, which was filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2023 (Accession No. 0000940394-23-000343). The Portfolio’s audited financial statements dated October 31, 2023 are incorporated into the Amendment by reference to a previous electronic filing with the SEC (Accession No. 0001193125-23-303831).

Please contact me at (212) 537-2565 if you have any questions concerning the foregoing or the enclosed.

Very truly yours,

/s/ Sydney Walker

Sydney Walker, Esq.